Accounts Payable and Accrued Liabilities	12 Months Ended
Jun. 30, 2025
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities

13.	Accounts Payable and Accrued Liabilities

	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Trade payables	1,408,720	470,172	722,376
Accrued liabilities	237,942	219,772	301,758
	1,646,662	689,944	1,024,134

Accounts payable of the Company are principally comprised of amounts outstanding for trade purchases incurred in the normal course of business.